Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (106,022)	$ (96,601)
Fair value	(123,615)	(113,983)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,606)	(1,647)
Fair value	(1,697)	(1,748)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(560)	(544)
Fair value	(560)	(542)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,958)	(2,055)
Fair value	(1,985)	(2,046)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(29,335)	(25,346)
Fair value	(30,868)	(30,365)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(4,063)	(4,373)
Fair value	(4,507)	(4,816)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(68,146)	(62,205)
Fair value	(83,644)	(74,035)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(354)	(431)
Fair value	$ (354)	$ (431)